Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Balance Sheets
Condensed Financial Information of the Parent Company
BALANCE SHEETS

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB	US$ (Note2(e))
ASSETS
Current assets:
Cash and cash equivalents	1,933	19,633	3,081
Short-term investments	—	—	—
Amount due from subsidiaries and VIEs of the Company	3,612,625	3,521,857	552,656
Prepayments and other current assets	3,619	4,605	723

Total current assets	3,618,177	3,546,095	556,460

Other non-current assets	4,266	2,645	415
Long-term Investment	27,589	—	—

Total non-current assets	31,855	2,645	415

Total assets	3,650,032	3,548,740	556,875

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	2,512	3,312	519
Amounts due to subsidiaries and VIEs of the Company	153,504	281,201	44,127
Convertible loan - current	—	1,182,963	185,633

Total current liabilities	156,016	1,467,476	230,279

Non-current liabilities:
Convertible loan	1,174,868	—	—
Other non-current liabilities	4,256	1,733	272
Investment deficit of subsidiaries and VIEs	3,595,666	4,469,087	701,297

Total non-current liabilities	4,774,790	4,470,820	701,569

Total liabilities	4,930,806	5,938,296	931,848

Shareholders’ deficit:
Class A ordinary shares (US$0.0001 par value, 50,000,000 shares authorized as of December 31, 2020 and 2021; 40,812,245 shares issued as of December 31, 2020 and 2021, 35,321,611 shares and 38,370,892 shares outstanding as of December 31, 2020 and 2021)	23	26	4
Class B ordinary shares (US$0.0001 par value; 34,248,442 shares authorized as of December 31, 2020 and 2021; 32,937,193 shares issued and outstanding as of December 31, 2020 and 2021)	24	24	4
Additional paid-in capital	4,784,315	4,979,353	781,369

Treasury stock (US$0.0001 par value; 7,490,634 and 4,441,353 shares as of December 31, 2020 and December 31, 2021, respectively)	(142,229)	(142,229)	(22,319)
Accumulated other comprehensive loss	84,320	129,010	20,245
Accumulated deficit	(6,007,227)	(7,355,740)	(1,154,276)

Total shareholders’ deficit	(1,280,774)	(2,389,556)	(374,973)

Total liabilities and shareholders’ deficit	3,650,032	3,548,740	556,875

Statements of Comprehensive Loss
STATEMENTS OF COMPREHENSIVE LOSS

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2 (e))
Operating expenses:
General and administrative	(287,027)	(471,730)	(208,594)	(32,733)

Total operating expenses	(287,027)	(471,730)	(208,594)	(32,733)

Loss from operations	(287,027)	(471,730)	(208,594)	(32,733)

Investment income (loss)	—	—	(27,589)	(4,330)
Interest income	44,271	2,819	—	—
Interest expense	(26,878)	(36,774)	(30,683)	(4,814)
Foreign exchange related gains, net	—	(7)	—	—
Other income/(expenses), net	—	(42)	(41)	(6)
Loss from subsidiaries and VIEs	(2,419,047)	(598,705)	(972,710)	(152,640)

Loss before provision for income taxes	(2,688,681)	(1,104,439)	(1,239,617)	(194,523)
Provision for income taxes	—	—	—	—

Net loss	(2,688,681)	(1,104,439)	(1,239,617)	(194,523)

Accretion to convertible redeemable preferred shares redemption value	—	—	—	—

Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(20,548)	(48,277)	(108,896)	(17,088)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary	—	14,842	—	—
Net loss attributable to ordinary shareholders	(2,709,229)	(1,137,874)	(1,348,513)	(211,611)

Net loss	(2,688,681)	(1,104,439)	(1,239,617)	(194,523)
Foreign currency translation adjustment, net of nil tax	(1,505)	102,254	44,690	7,013

Comprehensive loss	(2,690,186)	(1,002,185)	(1,194,927)	(187,510)

Statements of Cash Flows
STATEMENTS OF CASH FLOWS

	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2 (e))
Cash flows provided by/(used in) operating activities	39,183	(354)	(14,807)	(2,323)
Cash flows provided by/(used in) investing activities	(3,327,606)	(10,008)	(32,506)	(5,101)
Cash flows provided by/(used in) financing activities	1,397,382	(135,744)	—	—
Effect of exchange rate changes on cash	15,904	(240)	1	—

Net increase in cash and cash equivalents	(1,875,137)	(146,346)	17,700	2,778
Cash and cash equivalents, beginning of year	2,023,416	148,279	1,933	303

Cash and cash equivalents, end of year	148,279	1,933	19,633	3,081